21. Fair Value (Details 2) - USD ($)	Dec. 31, 2018		Dec. 31, 2017
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents	$ 67,935		$ 42,654
Debt securities HTM	47,067		48,825
Debt securities AFS	39,367		38,451
Restricted equity securities	1,749		1,704
Loans and loans held-for-sale, net of ALL
Commercial & industrial	80,049		76,394
Commercial real estate	232,239		204,260
Residential real estate - 1st lien	164,202		167,671
Residential real estate - Jr. lien	44,260		44,916
Consumer	5,031		5,223
Mortgage servicing rights	1,005	[1]	1,083	[2]
Accrued interest receivable	2,301		2,052
Financial liabilities:
Other deposits	573,525		509,686
Brokered deposits	35,292		50,949
Long-term borrowings	1,550		3,550
Repurchase agreements	30,522		28,648
Capital lease obligations	267		382
Subordinated debentures	12,887		12,887
Accrued interest payable	113		101
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents	67,935		42,654
Debt securities HTM	0		0
Debt securities AFS	0		0
Restricted equity securities	0		0
Loans and loans held-for-sale, net of ALL
Commercial & industrial	0		0
Commercial real estate	0		0
Residential real estate - 1st lien	0		0
Residential real estate - Jr. lien	0		0
Consumer	0		0
Mortgage servicing rights	0	[1]	0	[2]
Accrued interest receivable	0		0
Financial liabilities:
Other deposits	0		0
Brokered deposits	0		0
Long-term borrowings	0		0
Repurchase agreements	0		0
Capital lease obligations	0		0
Subordinated debentures	0		0
Accrued interest payable	0		0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents	0		0
Debt securities HTM	47,228		48,796
Debt securities AFS	39,367		38,451
Restricted equity securities	1,749		1,704
Loans and loans held-for-sale, net of ALL
Commercial & industrial	0		0
Commercial real estate	0		136
Residential real estate - 1st lien	0		0
Residential real estate - Jr. lien	0		0
Consumer	0		0
Mortgage servicing rights	1,481	[1]	1,337	[2]
Accrued interest receivable	2,301		2,052
Financial liabilities:
Other deposits	571,952		508,407
Brokered deposits	35,247		50,926
Long-term borrowings	1,425		3,191
Repurchase agreements	30,522		28,648
Capital lease obligations	267		382
Subordinated debentures	12,807		12,832
Accrued interest payable	113		101
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents	0		0
Debt securities HTM	0		0
Debt securities AFS	0		0
Restricted equity securities	0		0
Loans and loans held-for-sale, net of ALL
Commercial & industrial	79,773		76,799
Commercial real estate	230,532		204,697
Residential real estate - 1st lien	161,068		169,205
Residential real estate - Jr. lien	44,127		45,207
Consumer	5,063		5,425
Mortgage servicing rights	0	[1]	0	[2]
Accrued interest receivable	0		0
Financial liabilities:
Other deposits	0		0
Brokered deposits	0		0
Long-term borrowings	0		0
Repurchase agreements	0		0
Capital lease obligations	0		0
Subordinated debentures	0		0
Accrued interest payable	0		0
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents	67,935		42,654
Debt securities HTM	47,228		48,796
Debt securities AFS	39,367		38,451
Restricted equity securities	1,749		1,704
Loans and loans held-for-sale, net of ALL
Commercial & industrial	79,773		76,799
Commercial real estate	230,532		204,833
Residential real estate - 1st lien	161,068		169,205
Residential real estate - Jr. lien	44,127		45,207
Consumer	5,063		5,425
Mortgage servicing rights	1,481	[1]	1,337	[2]
Accrued interest receivable	2,301		2,052
Financial liabilities:
Other deposits	571,952		508,407
Brokered deposits	35,247		50,926
Long-term borrowings	1,425		3,191
Repurchase agreements	30,522		28,648
Capital lease obligations	267		382
Subordinated debentures	12,807		12,832
Accrued interest payable	$ 113		$ 101

[1]	Reported fair value represents all MSRs serviced by the Company at December 31, 2018, regardless of carrying amount.
[2]	Reported fair value represents all MSRs serviced by the Company at December 31, 2017, regardless of carrying amount.